Segment Reporting - Information about Unconsolidated Affiliates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Loss of Unconsolidated Affiliates	$ (4,090)	$ (21,486)	$ (7,848)
Investments in Unconsolidated Affiliates	17,023	26,551
Operating Segments [Member] | AEA [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Loss of Unconsolidated Affiliates	(5,082)	(6,255)	4,829
Investments in Unconsolidated Affiliates	2,449	1,540
Operating Segments [Member] | MEA [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Loss of Unconsolidated Affiliates		(94)	(2,668)
Operating Segments [Member] | ASA [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Loss of Unconsolidated Affiliates	1,167	(15,137)	$ (10,009)
Investments in Unconsolidated Affiliates	14,064	24,327
Corporate and Other [Member]
Segment Reporting Other Significant Reconciling Item [Line Items]
Equity in Loss of Unconsolidated Affiliates	(175)
Investments in Unconsolidated Affiliates	$ 510	$ 684